Long-term debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
15. Long-term debt

	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Lampung facility:
Export credit tranche	$153,755	$168,640
FSRU tranche	39,517	43,693
Gallant facility
Commercial tranche	139,701	—
Export credit tranche	40,333	—
Outstanding principal	373,306	212,333
Lampung facility unamortized debt issuance cost	(11,745)	(14,130)
Gallant facility unamortized fair value premium of debt assumed	1,282	—
Total debt	362,843	198,203
Less: Current portion of long-term debt	(32,208)	(19,062)
Long-term debt	$330,635	$179,141

Lampung facility

In September 2013, PT Hoegh LNG Lampung (the “Borrower”) entered into a secured $299 million term loan facility and $10.7 million standby letter of credit facility (the “Lampung facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the construction of the PGN FSRU Lampung and the Mooring. The $10.7 million standby letter of credit facility supported guarantees to PGN LNG for delivery obligations of the FSRU and Mooring under the lease, operation and maintenance agreement (the “time charter”). Höegh LNG is the guarantor for the Lampung facility. The facility was drawn in installments as construction was completed. The term loan facility includes two commercial tranches, the FSRU tranche and the Mooring tranche, and the export credit tranche. The interest rates vary by tranche. The letter of credit facility expired and was never drawn.

On March 4, 2014, the Borrower drew $96 million of the Lampung facility, of which $28.4 million, $32.1 million and $35.5 million were drawn on the FSRU tranche, the Mooring tranche and the export credit tranche, respectively. On April 8, 2014, the Borrower drew $161.1 million of the Lampung facility, of which $18.0 million and $143.1 million were drawn on the FSRU tranche and export credit tranche, respectively. On July 3, 2014, the full principal amount of $32.1 million on the Mooring tranche and accrued interest was repaid. The final available commitment on the FSRU tranche of $12.1 million was never drawn. On December 29, 2014, the Borrower made an early repayment of $7.9 million, of which $1.6 million and $6.3 million was repaid on the FSRU tranche and the export credit tranche, respectively. Following the acceptance by PGN LNG of the PGN FSRU Lampung, the quarterly repayments began on December 29, 2014.

The FSRU tranche has an interest rate of LIBOR plus a margin of 3.4%. The interest rate for the export credit tranche is LIBOR plus a margin of 2.3%. The first repayment of both tranches occurred on December 29, 2014. The FSRU tranche is repayable quarterly over 7 years with a final balloon payment of $16.5 million. The export credit tranche is repayable in quarterly installments over 12 years assuming the balloon payment of the FSRU tranche is refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance upon maturity of the FSRU tranche. The Mooring tranche of $61.9 million bore interest at a rate equal to LIBOR plus a margin of 2.5%. The tranche was fully repaid on July 3, 2014. The weighted average interest rate for the years ended December 31, 2015 and 2014 was 4.09% and 6.46%, respectively.

Commitment fees were 1.4%, 0.9% and 1.0% of the undrawn portions of the FSRU tranche, the export credit tranche and the Mooring tranche, respectively.

The primary financial covenants under the Lampung facility are as follows:

•
Borrower must maintain a minimum debt service coverage ratio of 1.10 to 1.00 for the preceding nine-month period tested beginning from the second quarterly repayment date of the export credit tranche and on each quarterly repayment date thereafter;

•	Guarantor’s book equity must be greater than the higher of (i) $200 million and (ii) 25% of total assets; and
•	Guarantor’s free liquid assets (cash and cash equivalents or available draws on credit facilities) must be greater than $20 million.

As of December 31, 2015 and 2014, the guarantor was in compliance with the financial covenants. The covenant for the borrower was effective from March 31, 2015. As of December 31, 2015 and March 31, 2015, the borrower was in compliance with the financial covenants.

Höegh LNG, as guarantor, has issued the following guarantees related to the Lampung facility that remain in effect as of December 31, 2015: (a) an unconditional and irrevocable on-demand guarantee for the repayment of the balloon repayment installment of the FSRU tranche callable only at final maturity of the FSRU tranche; (b) an unconditional and irrevocable on-demand guarantee for all amounts due in respect of the export credit agent in the event that the export credit agent exercises its prepayment right for the export credit tranche if the FSRU tranche is not refinanced; and (c) undertaking that, if the time charter is terminated for an event of vessel force majeure, that under certain conditions, a guarantee will be provided for the outstanding debt, less insurance proceeds for vessel force majeure. In addition, all project agreements and guarantees are assigned to the bank syndicate and the export credit agent, all cash accounts and the shares in PT Hoegh LNG Lampung and Hoegh LNG Lampung Pte. Ltd. are pledged in favor of the bank syndicate and the export credit agent.

The Lampung facility requires cash reserves that are held for specifically designated uses, including working capital, operations and maintenance and debt service reserves. Distributions are subject to “waterfall” provisions that allocate revenues to specified priorities of use (such as operating expenses, scheduled debt service, targeted debt service reserves and any other reserves) with the remaining cash being distributable only on certain dates and subject to satisfaction of certain conditions, including meeting a 1.20 historical debt service coverage ratio, no default or event of default then continuing or resulting from such distribution and the Guarantor not being in breach of the financial covenants applicable to it. The Lampung facility contains customary restrictions that limit, among other things, the ability of the Borrower change its business, sell or grant liens on its property including the PGN FSRU Lampung, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions, enter into intercompany transactions and make distributions.

$288 million facility

In June 2011, Höegh LNG entered into a $288 million facility for the purpose of providing up to 50% of the financing for two newbuildings, including the PGN FSRU Lampung. Fifty percent of the debt issuance cost on the $288 facility, or $1.9 million, was included in the consolidated and combined carve-out financial statements until September, 2013. In addition, the commitment fees of 1.2% on 50% of the outstanding balance have been included in interest expense until September, 2013. The facility was never drawn for the PGN FSRU Lampung and was replaced by the $299 million Lampung facility, described above, as financing for the PGN FSRU Lampung in September, 2013.

Gallant/Grace facility

On October 1, 2015, the Partnership acquired Höegh LNG FSRU III Ltd., the entity that owns Hoegh LNG Cyprus Limited, which owns the Höegh Gallant. Hoegh LNG Cyprus Limited, together with Höegh LNG FSRU IV Ltd., a subsidiary of Höegh LNG and the owner of the FSRU Höegh Grace, are borrowers (the “Borrowers”) under a term loan facility (the “Gallant/Grace facility”) with a syndicate of banks and an export credit agency for the purpose of financing a portion of the Höegh Gallant and the Höegh Grace. The facility is secured by, among other things, a first priority mortgage of the Höegh Gallant and the Höegh Grace, an assignment of the Hoegh LNG Cyprus Limited’s rights under the time charter with EgyptCo, the assignment of EgyptCo’s rights under its time charter with EGAS, the assignment of a bank guarantee for the performance of EGAS under the time charter and a pledge of the Borrower’s and EgyptCo’s cash accounts. The Partnership has provided a pledge of shares in Höegh LNG FSRU III Ltd. and Hoegh LNG Cyprus Limited, and Höegh LNG has provided a pledge of shares in EgyptCo as security for the facility. Höegh LNG, Höegh LNG Colombia Holdings Ltd., a subsidiary of Höegh LNG, Höegh LNG FSRU III Ltd. and the Partnership are guarantors for the facility.

The Gallant/Grace facility includes two commercial tranches and the export credit tranche related to the Höegh Gallant (the “Gallant facility”) and a commercial tranche and the export credit tranche related to the Höegh Grace (the “Grace facility”). As of December 31, 2015, no amounts had been drawn related to the Höegh Grace. All of the tranches under the Gallant/Grace facility are cross-defaulted, cross-collateralized (except that the banks cannot enforce any of their rights to the security provided by Hoegh LNG Cyprus Limited, Höegh LNG FSRU III Ltd., the Partnership or EgyptCo unless an event of default occurs directly and expressly with respect to the Partnership, its subsidiaries or EgyptCo and its direct shareholders) and cross-guaranteed (except that the Partnership does not guarantee the obligations of Höegh LNG FSRU IV Ltd). The obligations of the Borrowers are joint and several. The interest rates vary by tranche. The two commercial tranches related to the Gallant facility have an interest rate of LIBOR plus a margin of 2.7% based on the facility agreement. The interest rate for the export credit tranche related to the Gallant facility has a fixed interest rate and guarantee commission of 4.18% based on the facility agreement. The commercial tranches are repayable quarterly with a final balloon payment of $106.5 million due in September 2019. The export credit tranche is repayable in quarterly installments with the final payment in October 2026 assuming the balloon payments of the commercial tranches are refinanced. If not, the export credit agent can exercise a prepayment right for repayment of the outstanding balance of $26.6 million upon maturity of the commercial tranches. The weighted average interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, for the three months ended December 31, 2015 was 3.4%.

The fair value of the Gallant facility as of the acquisition date of October 1, 2015 has been determined based upon margins, fixed interest rates and guarantee commission had the financing been entered on the acquisition date. Based upon its fair value, the weighted average effective interest rate for the Gallant facility, excluding the impact of the associated interest rate swaps, was 3.1% for the three months ended December 31, 2015.

The primary financial covenants under the Gallant/Grace facility are as follows:
⋅	Höegh LNG must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$200 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$20 million,
▪	5% of total consolidated indebtedness provided on a recourse basis, and
▪	Any amount specified to be a minimum liquidity requirement under any legal obligation.
⋅	The Partnership must maintain
o	Consolidated book equity (excluding hedge reserves and mark to market value of derivatives) equal to the greater of
▪	$150 million, and
▪	25% of total assets
o
Free liquid assets (cash and cash equivalents, publicly trade debt securities with an A rating with Standard & Poor’s and available draws under a bank credit facility for a term of more than 12 months) equal to the greater of

▪	$15 million, and
▪	$3 million multiplied by the number of vessels owned or leased by the Partnership

⋅	Each Borrower must maintain
o	Current assets greater than current liabilities, and
o	Solely with respect to Hoegh LNG Cyprus Limited, a ratio of EBITDA to debt service (principal repayments, guarantee commission and interest expense) of a minimum of 115%

In addition, a security maintenance ratio based on the aggregate market value of the Höegh Gallant, the Höegh Grace and any additional security must be at least 125% of the aggregate outstanding loan balance.

If the security maintenance ratio is not maintained, the relevant Borrower has 30 days to provide more security or to repay part of the loan to be in compliance with the ratio no later than 30 days after notice from the lenders.

As of December 31, 2015  Höegh LNG, the Partnership and each Borrower were in compliance with the financial covenants.

Under the Gallant/Grace facility, cash accounts are freely available for the use of the Borrowers, unless there is an event of default. Cash can be distributed as dividends or to service loans of owners and affiliates provided that after the distribution the Borrowers would remain in compliance with the financial covenants and security maintenance ratio. The Gallant/Grace facility limits, among other things, the ability of the Borrowers to change its business, sell or grant liens on its property including the Höegh Gallant or the Höegh Grace, incur additional indebtedness or guarantee other indebtedness, make investments or acquisitions and enter into intercompany debt that is not subordinated to the Gallant/Grace facility.

Under the contribution, purchase and sale agreement entered into with respect to the purchase of Höegh FSRU III Ltd., the entity that indirectly owns the Höegh Gallant, Höegh LNG will indemnify the Partnership for liabilities under the Gallant/Grace facility not attributable to the Höegh Gallant.

 The outstanding long-term debt as of December 31, 2015 is repayable as follows:

(in thousands of U.S. dollars)	Total
2016	$32,208
2017	32,208
2018	32,208
2019	159,659
2020	19,062
2021 and thereafter	97,961
Total	$373,306